INCOME TAX - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ 54	$ 509	$ 516	$ 1,109
Deferred tax charge (benefit) (Note 15)	76	73	(17)	139
Income tax expense (benefit)	$ 130	$ 582	$ 499	$ 1,248